                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21189
                                   ---------

                    PIMCO New York Municipal Income Fund III
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

   Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
   -------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3369
                                                    ------------

Date of fiscal year end: September 30
                         ------------

Date of reporting period: September 30
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                                                   ANNUAL REPORT
                                                                         9.30.03

PIMCO MUNICIPAL INCOME FUND III
PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
PIMCO NEW YORK MUNICIPAL INCOME FUND III
--------------------------------------------------------------------------------
CONTENTS
Letter to Shareholders ........................................................1
Performance Summary and Statistics ..........................................2-4
Schedules of Investments ...................................................5-22
Statements of Assets and Liabilities .........................................23
Statements of Operations .....................................................24
Statements of Changes in Net Assets ..........................................25
Notes to Financial Statements .............................................26-31
Financial Highlights .........................................................32
Report of Independent Auditors ...............................................33
Tax & Other Information ......................................................34
Dividend Reinvestment Plan ...................................................35
Board of Trustees ............................................................36
Privacy Policy ...............................................................37

PMX LISTED
[THE NEW YORK STOCK EXCHANGE LOGO]
THE NEW YORK STOCK EXCHANGE

PZC LISTED
[THE NEW YORK STOCK EXCHANGE LOGO]
THE NEW YORK STOCK EXCHANGE

PYN LISTED
[THE NEW YORK STOCK EXCHANGE LOGO]
THE NEW YORK STOCK EXCHANGE

                                                                           PIMCO
                                                                        ADVISORS

PIMCO MUNICIPAL INCOME FUNDS III LETTER TO SHAREHOLDERS



                                                      November 7, 2003

Dear Shareholder:

We are pleased to provide you with this initial annual report for PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III ("PIMCO Municipal Income Funds III" or the "Funds") for the fiscal year ended September 30, 2003.

Please refer to the following pages for specific information for each of the Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our web site--www.pimcoadvisors.com.

We at the Funds, together with PIMCO Advisors Fund Management LLC, the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                    /s/ Brian S. Shlissel

Stephen Treadway                        Brian S. Shlissel
Chairman                                President, Chief Executive Officer

                      9.30.03 | PIMCO Municipal Income Funds III Annual Report 1

PIMCO MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS September 30, 2003 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:
PMX

OBJECTIVE:
PIMCO Municipal Income Fund III seeks to provide income exempt from federal income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal income tax.

FUND INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS (1) :
$705.2 million

PORTFOLIO MANAGER:
Mark McCray
--------------------------------------------------------------------------------

TOTAL RETURN (2):                                   Market Price       NAV
--------------------------------------------------------------------------------
Commencement of Operations (10/31/02) to 9/30/03    0.05%              3.63%

WEEKLY COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (10/31/02) to 9/30/03
  o Market Price
  o NAV

                   [CHART]


PORTFOLIO STATISTICS:
------------------------------
Market Price            $14.20
------------------------------
Net Asset Value         $14.05
------------------------------
Market Price Yield (3)   7.02%
------------------------------

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2003.

2 PIMCO Municipal Income Funds III Annual Report | 9.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS September 30, 2003 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:
PZC

OBJECTIVE:
PIMCO California Municipal Income Fund III seeks to provide current income exempt from federal and California state income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal and California state income tax.

INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS (1) :
$470.3 million

PORTFOLIO MANAGER:
Mark McCray
--------------------------------------------------------------------------------

TOTAL RETURN (2):                                   Market Price       NAV
--------------------------------------------------------------------------------
Commencement of Operations (10/31/02) to 9/30/03    (4.10)%            (1.05)%

WEEKLY COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (10/31/02) to 9/30/03
  o Market Price
  o NAV

                   [CHART]


PORTFOLIO STATISTICS:
------------------------------
Market Price            $13.62
------------------------------
Net Asset Value         $13.43
------------------------------
Market Price Yield (3)   7.04%
------------------------------

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market price yield is determined by dividing the annualized per share dividend payable to common shareholders by the market price per common share at September 30, 2003.

                      9.30.03 | PIMCO Municipal Income Funds III Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND III PERFORMANCE SUMMARY AND STATISTICS September 30, 2003 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:
PYN

OBJECTIVE:
PIMCO New York Municipal Income Fund III seeks to provide current income exempt from federal, New York state and New York City income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal, New York state and New York City income tax.

INCEPTION DATE:
October 31, 2002

TOTAL NET ASSETS (1) :
$124.0 million

PORTFOLIO MANAGER:
Mark McCray
--------------------------------------------------------------------------------

TOTAL RETURN (2):                                   Market Price       NAV
--------------------------------------------------------------------------------
Commencement of Operations (10/31/02) to 9/30/03    (3.77)%            4.09%

WEEKLY COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (10/31/02) to 9/30/03
  o at Market Price
  o at NAV


                 [CHART]


PORTFOLIO STATISTICS:
---------------------------------
Market Price               $13.68
---------------------------------
Net Asset Value            $14.14
---------------------------------
Market Price Yield (3)      7.02%
---------------------------------

(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends by the Fund have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intend-ed for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market price yield is determined by dividing the annualized per share dividend payable to common shareholders by the market price per common share.

4 PIMCO Municipal Income Funds III Annual Report | 9.30.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

 Principal
  Amount                                                                         Credit Rating
   (000)                                                                         (Moody's/S&P)*     Value**
--------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES--89.0%
--------------------------------------------------------------------------------------------------------------
           ALABAMA--1.6%
 $ 9,560   Birmingham, GO, 5.00%, 12/1/27-12/1/32, Ser. B, (AMBAC)                  Aaa/AAA      $ 9,756,199
   1,500   Colbert Cnty., Northwest Health Care Auth., Health Care Facs.,
             5.75%, 6/1/27                                                          Baa3/NR        1,423,785
                                                                                                 -----------
                                                                                                  11,179,984
                                                                                                 -----------
           ALASKA--1.8%
           State Housing Finance Corp.,
  11,400     5.00%, 12/1/33-12/1/39, Ser. A                                         Aaa/AAA       11,464,284
   1,000     5.25%, 6/1/32 Ser. C, (MBIA)                                           Aaa/AAA        1,014,010
                                                                                                 -----------
                                                                                                  12,478,294
                                                                                                 -----------
           ARIZONA--0.6%
   2,200   Health Facs. Auth. Hospital Syst. Rev.,
             7.00%, 12/1/25                                                         NR/BBB         2,383,260
   1,500   Maricopa Cnty. Pollution Control Corp., Pollution Control Rev.,
             5.05%, 5/1/29 (AMBAC)                                                  Aaa/AAA        1,533,930
                                                                                                 -----------
                                                                                                   3,917,190
                                                                                                 -----------
           CALIFORNIA--5.4%
  42,700   Golden State Tobacco Securitization Corp., Tobacco Settlement
             Rev., 6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                       Baa2/BBB       37,644,117
                                                                                                 -----------
           COLORADO--4.4%
           El Paso Cnty., CP,
   4,555     5.00%, 12/1/23-12/1/27, Ser. A (AMBAC)                                 Aaa/AAA        4,692,222
   3,225     5.00%, 12/1/23-12/1/27, Ser. B (AMBAC)                                 Aaa/AAA        3,327,781
   1,500   Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)               Aaa/NR         1,542,090
   3,000   La Plata Cnty. School Dist. No. 9-R, Durango, GO,
             5.25%, 11/1/23-11/1/25 (MBIA)                                          Aaa/NR         3,159,230
   4,000   Saddle Rock Met. Dist., GO, 5.35%, 12/1/31                                NR/AA         4,041,840
   3,500   School Mines Aux. Facs. Rev., 5.00%, 12/1/37 (AMBAC)                     Aaa/AAA        3,558,975
   9,955   Springs Utilities Rev., 5.00%, 11/15/30, Ser. B                          Aa2/AA        10,092,777
                                                                                                 -----------
                                                                                                  30,414,915
                                                                                                 -----------
           FLORIDA--5.9%
   8,000   Highlands Cnty., Health Facs. Auth. Rev., 5.25%, 11/15/23, Ser. B         A3/A          8,092,000
   2,500   Hillsborough Cnty. Industrial Dev. Auth. Hospital Rev.,
             5.25%, 10/1/34, Ser B                                                  Baa1/NR        2,436,525
   1,485   Julington Creek Plantation Community Dev. Dist. Assessment
             Rev., 5.00%, 5/1/29 (MBIA)                                             Aaa/AAA        1,509,814
   1,000   Orange Cnty., Housing Finance Auth. Multifamily Rev.,
             5.25%, 1/1/28, Ser. G (FNMA)                                           Aaa/NR         1,021,220
  15,000   Pinellas Cnty., Health Facs. Auth. Rev., 5.50%, 11/15/33                  A1/NR        15,256,650
   7,500   South Miami Health Facs. Auth., Hospital Rev., 5.25%, 11/15/33           Aa3/A+         7,598,775
   5,615   Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A                        Aa2/AA         5,712,645
                                                                                                 -----------
                                                                                                  41,627,629
                                                                                                 -----------

                        9.30.03 PIMCO Municipal Income Funds III Annual Report 5

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003


 Principal
  Amount                                                                        Credit Rating
   (000)                                                                        (Moody's/S&P)*     Value**
------------------------------------------------------------------------------------------------------------
           GEORGIA--0.6%
 $ 4,000   Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)             Aaa/AAA      $ 4,065,120
                                                                                                -----------
           HAWAII--2.2%
  13,780   State GO, 5.00%, 9/1/11 (MBIA)                                          Aaa/AAA       15,449,998
                                                                                                -----------
           IDAHO--1.0%
   6,750   State Building Auth. Building Rev.,
             5.00%, 9/1/33-9/1/43, Ser. A, (XLCA)                                  Aaa/AAA        6,883,222
                                                                                                -----------
           ILLINOIS--8.1%
           Chicago Board of Education, GO,
     500     zero coupon, 12/1/28, Ser. A (FGIC)                                   Aaa/AAA          130,515
   5,000     5.00%, 12/1/31, Ser. C (FSA)                                          Aaa/AAA        5,063,200
   2,250   Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)                               Aaa/AAA        2,281,702
   7,000   Chicago Motor Fuel Tax Rev., 5.00% 1/1/33, Ser. A (AMBAC)               Aaa/AAA        7,101,990
   4,000   Chicago Park Dist. GO, 5.00%, 1/1/29, Ser. D (FGIC)                     Aaa/AAA        4,056,120
   5,056   Chicago, Special Assessment, 6.625%-6.75%, 12/1/22-12/1/32               NR/NR         5,150,806
   2,500   Chicago Water Rev., 5.00% 11/1/31 (AMBAC)                               Aaa/AAA        2,531,375
   2,500   Cook Cnty., GO, 5.125%, 11/15/26, Ser. A (FGIC)                         Aaa/AAA        2,549,600
   9,325   Educational Facs. Auth. Rev., 5.00%-5.25%, 7/1/33-7/1/41, Ser. A        Aa1/AA         9,426,142
   1,175   Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
             5.50%, 1/1/22                                                          A2/NR         1,190,181
     325   Health Facs. Auth. Rev., Midwest Physician Group Ltd.,
             5.50%, 11/15/19                                                       NR/BBB-          265,284
   9,045   Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.,
             5.25%, 6/15/42 (MBIA)                                                 Aaa/AAA        9,328,742
   4,300   Round Lake, Special Tax Rev., 6.70%, 3/1/33                              NR/NR         4,524,030
   3,050   University, Rev., 5.00%, 4/1/30, Ser. A (AMBAC)                         Aaa/AAA        3,091,846
                                                                                                -----------
                                                                                                 56,691,533
                                                                                                -----------
           INDIANA--4.0%
   8,035   Bond Bank, 5.00%, 2/1/33, Ser. A (FSA)                                  NR/AAA         8,171,836
   3,000   Brownsburg, 1999 School Building Corp.,
             5.25% 3/15/25, Ser. A (FSA)                                           Aaa/AAA        3,142,020
   1,375   Fort Wayne Pollution Control Rev., 6.20%, 10/15/25                     Baa1/BBB        1,449,044
   5,000   Indianapolis Local Public Improvement Board, Tax Allocation,
             5.00%, 2/1/29, Ser. G (MBIA)                                          Aaa/AAA        5,096,750
   4,500   Michigan City Area Wide School Building Corp., Rev.,
             zero coupon, 1/15/21-1/15/22 (FGIC)                                   Aaa/AAA        1,840,890
   1,000   Plainfield Parks Facs. Corp., Lease Rent Rev.,
             5.00%, 1/15/22 (AMBAC)                                                Aaa/AAA        1,035,150
   3,500   State Dev. Finance Auth. Pollution Control Rev.,
             5.00% 3/1/30 (AMBAC)                                                  Aaa/AAA        3,515,610
   3,455   Valparaiso, Middle Schools Building Corp. Rev.,
             5.00%, 7/15/24 (MBIA)                                                 Aaa/AAA        3,539,855
                                                                                                -----------
                                                                                                 27,791,155
                                                                                                -----------

6 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

 Principal
  Amount                                                                          Credit Rating
   (000)                                                                          (Moody's/S&P)*     Value**
--------------------------------------------------------------------------------------------------------------
           KENTUCKY--0.1%
 $ 1,000   Economic Dev. Finance Auth. Hospital Facs. Rev., 5.25%, 10/1/30           A1/AA-       $ 1,015,030
                                                                                                  -----------
           LOUISIANA--0.9%
   5,000   Public Facs. Auth. Rev., 5.50%, 5/15/32, Ser. B                            A3/NR         5,048,000
   1,600   Tobacco Settlement Financing Corp., 5.875%, 5/15/39, Ser. 2001B          Baa2/BBB        1,262,176
                                                                                                  -----------
                                                                                                    6,310,176
                                                                                                  -----------
           MASSACHUSETTS--3.5%
   1,000   State Dev. Finance Agcy. Rev., 5.75%, 7/1/33                              NR/BBB         1,001,490
   7,000   State Health & Educational Facs. Auth. Rev.,
             5.125%, 7/15/37, Ser. FF                                                Aaa/AAA        7,181,160
   4,910   State Housing Finance Agcy. Housing Rev.,
             5.125%, 6/1/43, Ser. H                                                  Aa3/AA-        4,961,162
   3,225   State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. B              Aaa/AAA        3,266,119
   8,055   State Water Resources Auth., 5.00%, 8/1/32 Ser. J (FSA)                   Aaa/AAA        8,128,864
                                                                                                  -----------
                                                                                                   24,538,795
                                                                                                  -----------
           MICHIGAN--7.1%
   3,000   Detroit City School District, 5.00%, 5/1/33, Ser. B (FGIC)                Aaa/AAA        3,031,740
  10,000   Detroit Water Supply Syst., 5.00%, 7/1/34, Ser. B (MBIA)                  Aaa/AAA       10,060,600
   5,000   State Building Auth., Rev., 5.00%, 10/15/26, Ser. III (FSA)               Aaa/AAA        5,076,200
     175   State Hospital Finance Auth. Rev., Detroit Medical Center,
             5.25%, 8/15/23                                                           Ba3/B           100,361
   4,000   State Hospital Finance Auth. Rev., Henry Ford Health Syst.,
             5.00%, 3/1/17                                                            A1/A-         4,047,760
  20,000   State Hospital Finance Auth. Rev., Trinity Health Credit,
             5.375%, 12/1/30                                                         Aa3/AA-       20,455,800
   5,980   State Hospital Finance Auth. Rev., Oakwood Group,
             5.75%-6.00%, 4/1/22-4/1/32, Ser. A                                       A2/A          6,168,871
   1,000   Technological University, 5.00%, 10/1/33 (XLCA)                           Aaa/AAA        1,009,030
                                                                                                  -----------
                                                                                                   49,950,362
                                                                                                  -----------
           MINNESOTA--0.9%
   2,400   Upsala Independent School Dist. No. 487, GO,
             5.00%, 2/1/28 (FGIC)                                                    Aaa/AAA        2,444,640
   4,000   Willmar, GO, 5.00%, 2/1/32 (FSA)                                          Aaa/NR         4,071,360
                                                                                                  -----------
                                                                                                    6,516,000
                                                                                                  -----------
           MISSISSIPPI--0.6%
   4,250   Business Finance Corp., Pollution Control Rev.,
             5.875%-5.90%, 4/1/22-5/1/22                                            Ba1/BBB-        4,255,125
                                                                                                  -----------
           MISSOURI--3.0%
   4,000   Bi State Dev. Agcy., Missouri Illinois Dist., 5.00%, 10/1/32 (FSA)        Aaa/AAA        4,056,560
   4,365   State Environmental Improvement & Energy Resources Auth.
             Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B                     Aaa/NR         4,511,577

                        9.30.03 PIMCO Municipal Income Funds III Annual Report 7

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

 Principal
  Amount                                                                Credit Rating
   (000)                                                                (Moody's/S&P)*     Value**
----------------------------------------------------------------------------------------------------
           MISSOURI (CONCLUDED)
 $ 7,500   State Health & Educational Facs. Auth. Health Facs. Rev.,
             6.25%, 12/1/30                                                 A2/A        $ 7,935,900
   1,350   St. Louis Industrial Dev. Auth. Housing Dev. Rev.,
             5.20%, 1/20/36 (GNMA)                                         NR/AAA         1,370,331
   3,000   St. Louis Industrial Dev. Auth. Rev.,
             5.125%, 12/20/29-12/20/30 (GNMA)                              NR/AAA         3,051,600
                                                                                        -----------
                                                                                         20,925,968
                                                                                        -----------
           MONTANA--1.6%
  11,250   Forsyth Pollution Control Rev., 5.00%, 3/1/31 (AMBAC)           Aaa/AAA       11,386,238
                                                                                        -----------
           NEVADA--0.6%
   3,355   Henderson Health Care Fac. Rev., 5.125%, 7/1/28                Baa2/BBB        2,944,684
   1,000   Henderson Local Improvement Dist., 5.80%, 3/1/23                 NR/NR           974,950
                                                                                        -----------
                                                                                          3,919,634
                                                                                        -----------
           NEW HAMSPHIRE--0.7%.
   4,750   Manchester Water Works, 5.00%, 12/1/28-12/1/34 (FGIC)           Aaa/AAA        4,800,413
                                                                                        -----------
           NEW JERSEY--3.3%
   1,540   Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27            Ba2/NR         1,383,413
     300   Economic Dev. Auth. Industrial Dev. Rev.,
             7.00%, 10/1/14                                                Ba3/NR           301,140
   2,000   Health Care Facs. Financing Auth. Rev.,
             5.5%, 7/1/33                                                  Baa2/NR        1,956,840
   3,000   Health Care Facs. Financing Auth. Rev., 6.625%, 7/1/36          NR/BB+         2,995,620
   2,500   Middlesex Cnty. Polution Control Auth. Rev.,
             5.75%, 9/15/32                                               Baa3/BBB        2,540,100
   2,000   South Port Corp., Rev., 5.10%, 1/1/33                            NR/A          2,014,200
   1,500   State Educational Fac. Auth. Rev., 6.00%, 7/1/25, Ser. D         NR/NR         1,532,010
  11,750   Tobacco Settlement Financing Corp., Rev.,
             6.125%-6.75%, 6/1/24-6/1/39                                  Baa2/BBB       10,610,850
                                                                                        -----------
                                                                                         23,334,173
                                                                                        -----------
           NEW MEXICO--0.1%
   1,000   Farmington Pollution Control Rev., 5.80%, 4/1/22               Baa3/BBB-         992,160
                                                                                        -----------
           NEW YORK--5.3%
           Metropolitan Transportation Auth. Rev.,
   5,000     5.00%, 11/15/32, Ser. A (FGIC)                                Aaa/AAA        5,062,750
  10,000     5.25%, 11/15/32, Ser. B                                        A2/A         10,268,000
   3,800   State Dorm Auth. Rev., 5.00%, 3/12/32                            NR/AA         3,825,498
  11,590   State Dorm Auth. Rev., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1                                         Aa2/AA        11,713,897
   4,000   State Dorm Auth. Rev., St. Barnabas,
             5.125%, 2/1/22, Ser. A (FHA)                                  Aaa/AAA        4,171,320

8 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

 Principal
  Amount                                                                       Credit Rating
   (000)                                                                       (Moody's/S&P)*     Value**
-----------------------------------------------------------------------------------------------------------
           NEW YORK (CONCLUDED)
 $ 2,000   State Environmental Facs. Corp. Clean Water & Drinking Rev.,
             5.00%, 6/15/28                                                       Aaa/AAA      $ 2,038,360
                                                                                               -----------
                                                                                                37,079,825
                                                                                               -----------
           NORTH CAROLINA--1.4%
   2,000   Charlotte-Mecklenberg Hospital Auth. Healthcare Syst. Rev.,
             5.00%, 1/15/33, Ser. A                                               Aa3/AA         2,025,040
           Eastern Municipal Power Agcy., Power Syst. Rev.,
   3,795     5.375%, 1/1/17, Ser. C                                              Baa3/BBB        3,993,706
   4,000     5.125%, 1/1/23-1/1/26, Ser. D                                       Baa3/BBB        3,925,980
                                                                                               -----------
                                                                                                 9,944,726
                                                                                               -----------
           OHIO--0.4%
   2,500   Lorain Cnty., Hospital Rev., 5.375%, 10/1/30                           A1/AA-         2,541,150
                                                                                               -----------
           PENNSYLVANIA--2.7%
   4,350   Allegeny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser B         B2/B          4,277,137
   1,500   Cumberland Cnty. Muni. Auth. Retirement Community Rev.,
             7.25%, 1/1/35, Ser. A                                                 NR/NR         1,508,370
   3,250   Delaware River Joint Toll Bridge, Commission Bridge Rev.,
             5.00%, 7/1/28                                                         A2/A-         3,262,188
   3,000   Lehigh Cnty. General Purpose Auth. Rev., 5.375% 8/15/33               Baa2/BBB        2,915,100
   6,300   St. Mary Hospital Auth., Bucks Cnty., 5.00%, 12/1/28                   Aa2/AA         6,572,412
                                                                                               -----------
                                                                                                18,535,207
                                                                                               -----------
           PUERTO RICO--0.3%
   2,200   Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN                A3/A-         2,237,818
                                                                                               -----------
           SOUTH CAROLINA--1.0%
   6,700   Jobs Economic Dev. Auth. Economic Dev. Rev., 5.625%, 11/15/30           A3/A-         6,840,834
                                                                                               -----------
           TENNESSEE--0.2%
   1,250   Knox Cnty. Health Educational & Housing Facs. Board, Hospital
             Facs. Rev., 5.25%, 10/1/30                                           A1/AA-         1,276,038
                                                                                               -----------
           TEXAS--12.1%
   3,955   Caddo Mills Independent School Dist., GO, 5.25%, 8/15/39 (PSF)         NR/AAA         4,077,645
   4,135   Canyon Independent School Dist., GO,
             5.00%, 2/15/28, Ser. A (PSF)                                         NR/AAA         4,184,124
   1,300   Comal Cnty Health Facs. Dev., 6.25%, 2/1/32                           Baa2/BBB        1,318,187
             Denton Independent School Dist. GO,
  33,000     zero coupon, 8/15/26-8/15/31 (PSF)                                   Aaa/AAA        7,790,550
  10,115     5.00%, 8/15/33.                                                      Aaa/AAA       10,200,977
   4,400   Harris Cnty., GO, 5.125%, 8/15/31                                      Aa1/AA+        4,470,224
           Harris Cnty. Health Facs. Dev. Corp. Rev., Ser. A,
   2,750     5.375%, 2/15/26                                                      NR/AA-         2,801,893
   5,000     5.375%, 7/1/29 (MBIA)                                                Aaa/AAA        5,151,950
  19,500   Harris Cnty. Rev., 5.125% 8/15/32 (FSA)                                Aaa/AAA       19,797,375

                        9.30.03 PIMCO Municipal Income Funds III Annual Report 9

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

Principal
 Amount                                                                       Credit Rating
 (000)                                                                        (Moody's/S&P)*      Value**
----------------------------------------------------------------------------------------------------------
            TEXAS (CONCLUDED)
$ 4,005     Houston, GO, 5.00%, 3/1/25 (MBIA)                                   Aaa/AAA      $   4,073,606
  5,000     Houston Water & Sewer Syst. Rev.,
              5.00%, 12/1/30, Ser. A (FSA)                                      Aaa/AAA          5,036,200
  1,800     Irving Independent School Dist., GO,
              5.00% 2/15/28-2/15/31 (PSF)                                       Aaa/AAA          1,821,384
  7,000     Judson Independent School Dist., GO,
              5.00%, 2/1/30 (PSF)                                               Aaa/AAA          7,080,850
    415     Leander Independent School Dist., GO,
              5.00%, 8/15/32 (PSF)                                              Aaa/AAA            418,527
  1,500     North Thruway Auth., Dallas North Thruway Syst. Rev.,
              5.00%, 1/1/33, Ser. A (AMBAC)                                     Aaa/AAA          1,509,825
  2,105     Northwest Harris Cnty. Muni Utility Dist., No. 16, GO,
              5.30%, 10/1/29 (Radian Group, Inc.)                                NR/AA           2,136,912
  2,500     San Antonio Water Rev., 5.00%, 5/15/32, Ser. A (FSA)                Aaa/AAA          2,515,525
                                                                                             -------------
                                                                                                84,385,754
                                                                                             -------------
            UTAH--0.8%
  4,100     Salt Lake Cnty. Hospital Rev., 5.125%, 2/15/33 (AMBAC)              Aaa/AAA          4,156,826
  1,750     Weber Cnty. Hospital Rev., 5.00%, 8/15/30                           Aa2/AA+          1,724,450
                                                                                             -------------
                                                                                                 5,881,276
                                                                                             -------------
            WASHINGTON--6.8%
  6,375     Chelan Cnty. Public Utility Dist. No. 001 Cons. Rev.,
              5.125%, 7/1/33, Ser. C (AMBAC)                                    Aaa/AAA          6,471,008
 15,000     King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA)                  Aaa/AAA         15,079,350
  3,000     Port Seattle, Rev., 5.00%, 9/1/24 (FGIC)                            Aaa/AAA          3,042,960
 25,000     Tobacco Settlement Auth., Tobacco Settlement Rev.,
              6.50%, 6/1/26                                                      A1/A           22,668,750
                                                                                             -------------
                                                                                                47,262,068
                                                                                             -------------
            Total Municipal Bonds & Notes (cost-$616,361,403)                                  622,071,927
                                                                                             -------------
----------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES (a)(b)(f)--3.6%
----------------------------------------------------------------------------------------------------------
            ILLINOIS--0.3%
  1,990     Dev. Finance Auth. Gas Supply Rev., 24.75%, 2/1/11 (AMBAC)           NR/NR           2,170,155
                                                                                             -------------
            MICHIGAN--1.4%
  4,990     Detroit Sewer Disposal Rev., 25.45%, 7/1/11 (FSA)                   NR/AAA           5,096,686
  4,725     Detroit Water Supply Syst. Rev., 28.31%, 1/1/11 (MBIA)              NR/AAA           4,937,105
                                                                                             -------------
                                                                                                10,033,791
                                                                                             -------------
            TEXAS--1.0%
  2,450     Dallas Area Rapid Transit Rev., 20.62% 12/1/26 (FGIC)                NR/NR           2,536,436
  1,870     Mansfield Independent School Dist., GO,
              24.61%, 2/15/23 (PSF)                                              NR/NR           2,011,970
  2,060     University Rev., 21.16%, 8/15/27                                     NR/NR           2,119,575
                                                                                             -------------
                                                                                                 6,667,981
                                                                                             -------------

10 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

Principal
  Amount                                                                          Credit Rating
  (000)                                                                           (Moody's/S&P)*     Value**
-------------------------------------------------------------------------------------------------------------
              WASHINGTON--0.9%
$  1,520      King Cnty. Sewer Rev., 25.29%, 7/1/11 (FGIC)                            NR/NR       $ 1,588,294
   3,065      Port Tacoma, GO, 27.03%, 6/1/11 (AMBAC)                                 NR/NR         3,217,882
   1,510      Seattle Drain & Wastewater Rev., 25.45%, 7/1/10 (FGIC)                  NR/NR         1,572,605
                                                                                                  -----------
              Total Variable Rate Notes (cost-$26,113,372)                                          6,378,781
                                                                                                  -----------
                                                                                                   25,250,708
                                                                                                  -----------
-------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (c)--7.0%
-------------------------------------------------------------------------------------------------------------
              ARIZONA--0.3%
   2,000      Health Facs. Auth., Rev., 1.00%, 10/1/03, Ser C (AMBAC)                Aaa/AAA        2,000,000
                                                                                                  -----------
              COLORADO--1.1%
   7,500      Denver City & Cnty., CP, 1.05%, 10/1/03 (AMBAC)                      VMIG1/A-1+       7,500,000
                                                                                                  -----------
              FLORIDA--0.1%
   1,000      Palm Beach Cnty., School Board, CP,
                1.05%, 10/2/03, Ser. B (AMBAC)                                     VMIG1/A-1+       1,000,000
                                                                                                  -----------
              GEORGIA--0.5%
   3,115      Atlanta Water & Wastewater Rev., 1.20%, 10//1/03, Ser. C (FSA)       VMIG1/A-1+       3,115,000
                                                                                                  -----------
              MISSOURI--1.2%
   2,000      Dev. Finance Board Cultural Facs. Rev., 1.22%, 10/1/03, Ser. B
                (MBIA)                                                             VMIG1/A-1+       2,000,000
              State Health & Educational Facs. Auth. Educational Facs. Rev.,
   5,000        1.18%, 10/1/03 Ser A                                               VMIG1/A-1+       5,000,000
   1,600        1.22%, 10/1/03 Ser. B (J.P. Morgan Chase & Co.)                    VMIG1/A-1+       1,600,000
                                                                                                  -----------
                                                                                                    8,600,000
                                                                                                  -----------
              NEW YORK--1.3%
              New York City Municipal Water Finance Auth. Water
                & Sewer Syst. Rev.,
   2,750        1.15%, 10/1/03, Ser. C (FGIC)                                      VMIG1/A-1+       2,750,000
   2,300        1.20%, 10/1/03, Ser. G (FGIC)                                      VMIG1/A-1+       2,300,000
   4,100      State Dorm. Auth. Rev., 1.20%, 10/1/03, Ser. B
                (Morgan Guarantee Trust)                                           VMIG1/A-1+       4,100,000
                                                                                                  -----------
                                                                                                    9,150,000
                                                                                                  -----------
              NORTH CAROLINA--0.4%
   3,000      Mecklenburg Cnty., 1.10%, 10/1/03, Ser. C (Bank of America)          VMIG1/A-1+       3,000,000
                                                                                                  -----------
              OHIO--0.5%
   3,200      Columbus, GO, 1.00%, 10/2/03, Ser. 1
                (WestDeutsche LandesBank)                                          VMIG1/A-1+       3,200,000
                                                                                                  -----------
              TEXAS--1.1%
   7,500      Humble Independent School Dist., GO, 1.06%, 10/2/03 (PSF)            VMIG1/A-1+       7,500,000
                                                                                                  -----------
              VIRGINIA--0.5%
   3,800      Loudoun Cnty. Industrial Dev. Auth. Rev., 1.19%, 10/1/03, Ser. C     VMIG1/A-1+       3,800,000
                                                                                                  -----------
              Total Variable Rate Demand Notes (cost-$48,865,000)                                  48,865,000
                                                                                                  -----------

                       9.30.03 PIMCO Municipal Income Funds III Annual Report 11

PIMCO MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003


Principal
 Amount                                                                           Credit Rating
 (000)                                                                            (Moody's/S&P)*      Value**
----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS (d)--1.0%
----------------------------------------------------------------------------------------------------------------
$ 7,200        0.94%-0.96%, 12/4/03 (cost-$7,188,151)                                Aaa/AAA      $  7,188,746
                                                                                                  ------------
----------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED (e)--0.0%
----------------------------------------------------------------------------------------------------------------
Contracts      U.S. Treasury Bonds Futures, Chicago Board of Trade
     768         strike price $105, expires 11/21/03 (premiums paid-$1,346,880)                        336,000
               TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN                                     ------------
                 (cost--$699,874,806+)--100.6%                                                     703,712,381
                                                                                                  ------------
----------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (e)--(0.6)%
----------------------------------------------------------------------------------------------------------------
               U.S. Treasury Bond Futures, Chicago Board of Trade
  (1,358)        strike price $112, expires 11/21/03                                                (3,352,563)
    (600)        strike price $113, expires 11/21/03                                                (1,190,625)
                                                                                                  ------------
               Total call options written (premiums received-$2,219,267)                            (4,543,188)
                                                                                                  ------------
               TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
                (cost-$697,655,539)--100%                                                         $699,169,193
                                                                                                  ------------



--------------------------------------------------------------------------------
+ The cost of securities for federal income tax purposes is $699,874,806. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $14,026,584; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $10,189,009; net unrealized appreciation for federal income tax purposes is $3,837,575.

12 PIMCO Municipal Income Funds III Annual Report 9.30.03

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS September 30, 2003

Principal
  Amount                                                                             Credit Rating
  (000)                                                                              (Moody's/S&P)*     Value**
------------------------------------------------------------------------------------------------------------------
 CALIFORNIA MUNICIPAL BONDS & NOTES--84.1%
------------------------------------------------------------------------------------------------------------------
$   14,925     ABAG Fin. Auth. Rev., Odd Fellows Home,
                 5.20%-5.35%, 11/15/22-11/15/32                                         NR/BBB      $14,956,108
    17,100     Alameda Cnty. Tob. Securitization Agy.,
                 5.875%-6.000%, 6/1/35-6/1/42                                           Baa2/NR      13,760,550
     1,440     Bellflower Unified School Dist., CP,
                 5.00%, 8/1/28 (MBIA)                                                   Aaa/AAA       1,458,878
     3,390     Burbank Fin. Auth. Rev., West Olive Redev. Proj.,
                 5.00%, 12/1/26 (AMBAC)                                                 Aaa/AAA       3,437,053
     2,135     Burbank Pub. Fin. Auth. Rev., San Fernando Redev.,
                 5.50%, 12/1/28-12/1/33                                                 NR/BBB        2,098,198
     2,000     Butte-Glenn Community College GO,
                 5.00%, 8/1/26, Ser. A (MBIA)                                           Aaa/NR        2,029,340
     2,000     Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
               6.00%, 9/1/32                                                             NR/NR        2,013,220
     1,000     Cathedral City Pub. Fin. Auth. Rev.,
                 5.00%, 8/1/33, Ser. A (MBIA)                                           Aaa/AAA       1,006,590
     5,765     Ceres School Dist., GO, zero coupon, 8/1/28-8/1/29 (FGIC)                Aaa/AAA       1,384,984
     3,895     Chula Vista Community Fac. Dist., Special Tax,
                 5.75%-6.20%, 9/1/26-9/1/33                                              NR/NR        3,910,187
     1,000     Chula Vista Improvement Board Act 1915, Special Assessment,
                 6.15%, 9/2/29                                                           NR/NR        1,015,470
     8,000     Contra Costa County Public Financing Auth. Tax Collection Rev.,
                 5.625%, 8/1/33                                                         NR/BBB        8,002,320
     3,775     Cucamonga School Dist., CP,
                 5.20%, 6/1/27                                                           NR/A-        3,714,147
     1,925     Eastern California Community Fac. Dist., Special Tax,
                 5.75%-5.95%, 9/1/33                                                     NR/NR        1,898,849
     3,280     Eastern California Municipal Water Dist., Special Tax,
                 6.05%-6.10%, 9/1/27-9/1/33                                              NR/NR        3,249,954
       500     Franklin-Mckinley School Dist., GO,
                 5.00%, 8/1/27, Ser. B (FSA)                                            Aaa/AAA         506,945
     5,000     Fremont Califonia Community Facilities Dist., Special Tax,
                 6.30%, 9/1/31                                                           NR/NR        5,087,400
     9,500     Fresno School Dist., GO,
                 6.00%, 8/1/26, Ser. A (MBIA)                                           Aaa/AAA      11,202,210
     9,380     Glendale Elec. Works Rev.,
                 5.00%, 2/1/27-2/1/32 (MBIA)                                            Aaa/AAA       9,486,335
    56,490     Golden St. Tobacco Securitization Corp. Rev.,
                 6.25%-6.75%, 6/1/33-6/1/39                                            Baa2/BBB      50,101,462
     2,000     Health Facilities Financing Auth. Rev.,
                 6.25%, 8/15/35, Ser A                                                   A1/A+        2,167,600
    10,000     Health Facilities Financing Auth. Rev.,
                 5.00%, 3/1/33, Ser A                                                    NR/A         9,469,600
     2,750     Infrastructure & Economic Development Bank Rev.,
                 5.25%, 10/1/33                                                         Aa3/NR        2,815,313
     2,500     Institute of Technology Educational Fac. Auth. Rev.,
                 5.00%, 10/1/32, Ser A                                                  Aaa/AAA       2,529,550

                       9.30.03 PIMCO Municipal Income Funds III Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS September 30, 2003

 Principal
  Amount                                                                      Credit Rating
   (000)                                                                      (Moody's/S&P)*     Value**
----------------------------------------------------------------------------------------------------------
           Kaiser Assistance Corp., Infrastructure & Economic Dev. Rev.,
 $  8,000    5.55%, 8/1/31 Ser. A                                                  NR/A       $8,206,480
    3,000    5.50%, 8/1/31 Ser. B                                                  A2/A        3,086,940
    5,000  Kaiser Permanente Health Facs. Fin. Auth. Rev.,
             5.00%, 10/1/18, Ser. B                                                A3/A        5,106,450
    3,725  La Mesa-Spring Valley School Dist. GO,
             5.00%, 8/1/26, Ser. A (FGIC)                                         Aaa/AAA      3,775,176
    1,400  La Quinta California Redevelopment Agency, Tax Allocation,
             5.10%, 9/1/31 (AMBAC)                                                Aaa/AAA      1,426,124
    9,070  Lancaster Financing Auth. Tax Allocation Rev.,
             4.75%, 8/1/33-2/1/34 (MBIA)                                          Aaa/AAA      8,898,551
      825  Lee Lake Water Dist. Community Facilities Dist., Special Tax,
             6.125%, 9/1/32                                                        NR/NR         839,933
           Los Angeles Unified School Dist. GO,
    7,650    5.00%, 1/1/28, Ser. A (MBIA)                                         Aaa/AAA      7,761,461
    3,000    5.125%, 1/1/27, Ser. E                                               Aaa/AAA      3,079,530
    5,000  Los Osos Community Wastewater Svcs., Dist. 1,
             5.00%, 9/2/33 (MBIA)                                                 NR/AAA       5,048,400
    2,455  Loyola-Marymount Educational Facs. Auth. Rev., zero coupon,
             10/1/34 (MBIA)                                                       Aaa/NR         456,777
    1,000  Lynwood Unified School Dist.,
             5.00%, 8/1/27 Ser. A, (FSA)                                          Aaa/NR       1,013,890
    2,180  Murrieta Valley Unified School Dist., Special Tax,
             6.40%, 9/1/24                                                         NR/NR       2,248,103
    3,550  Northern California Ret. Officers, State Health Fac. Fin. Auth.
             Rev., 5.125%-5.250%, 1/1/22-1/1/26                                   NR/BBB       3,482,526
    5,000  Oakland CA, GO, 5.00%, 1/15/33, Ser A (MBIA)                           Aaa/AAA      5,047,700
    2,530  Oakland Redev. Agcy., Tax Allocation, 5.25%, 9/1/27-9/1/33              NR/A-       2,522,594
    5,000  Orange Cnty. Community Facilities Dist., Special Tax,
             5.55%, 8/15/33, Ser A                                                 NR/NR       4,887,500
    5,000  Orange Cnty. Unified School Dist., CP,
             4.75%, 6/1/29                                                        Aaa/AAA      4,933,950
    1,000  Orange Cnty. Water Dist., CP,
             5.00%, 8/15/28 (MBIA)                                                Aaa/AAA      1,013,160
    2,000  Palm Desert Fin. Auth. Rev., Tax Allocation,
             5.00%, 4/1/25, Ser. A (MBIA)                                         Aaa/AAA      2,035,980
    1,410  Ponoma Public Fin. Auth. Rev.,
             5.00%, 12/1/37 (MBIA)                                                Aaa/AAA      1,422,281
    3,385  Poway Unified School Dist., Special Tax,
             6.05%-6.125%, 9/1/25-9/1/33                                           NR/NR       3,430,194
    7,680  Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)          Aaa/AAA      7,780,685
    1,500  Sacramento City Fin. Auth. Rev.,
             6.25%, 9/1/23, Ser. A                                                 NR/NR       1,543,740
      480  San Diego Unified School Dist. GO,
             5.00%, 7/1/26 Ser. C (FSA)                                           Aaa/AAA        486,994
   19,425  San Diego Unified School Dist. GO,
             5.00%, 7/1/26-7/1/28, Ser. E (FSA)                                   Aaa/AAA     19,716,291

14 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS September 30, 2003

Principal
 Amount                                                                    Credit Rating
  (000)                                                                    (Moody's/S&P)*     Value**
--------------------------------------------------------------------------------------------------------
 $  1,500  San Diego Univ. Aux. Foundation Organization,
             5.00%, 3/1/27, Ser. A (MBIA)                                      Aaa/AAA     $1,518,420
    3,000  San Jose Libraries & Parks Proj., GO,
             5.125%, 9/1/31                                                    Aa1/AA+      3,051,570
    4,225  San Mateo Cnty. Community College Dist.,
             5.00%, 9/1/26, Ser. A (FGIC)                                      Aaa/AAA      4,282,460
   16,085  Santa Ana School Dist. GO,
             zero coupon, 8/1/26-8/1/32, Ser. B (FGIC)                         Aaa/AAA      3,885,174
    1,250  Santa Clara Valley Transportation Auth. Sales Tax Rev.,
             5.00%, 6/1/26, Ser. A (MBIA)                                      Aaa/AAA      1,264,987
    6,000  Santa Margarita Community Fac. Water Dist., Special Tax,
             6.25%, 9/1/29                                                      NR/NR       6,142,885
    2,205  Sequoia Unified High School Dist., GO,
             5.00%, 7/1/23-7/1/24 (MBIA)                                       Aaa/NR       2,255,014
   11,175  Simi Valley Community Dev. Agy., Tax Allocation
             5.00%, 9/1/25-9/1/30 (FGIC)                                       Aaa/AAA     11,329,846
    4,250  Sonoma Cnty Jr. College Dist.,
             5.00%, 8/1/27, Ser. A (FSA)                                       Aaa/AAA      4,309,032
    1,000  Sonoma Cnty Water Agy. Rev.,
             5.00%, 7/1/32, Ser. A (MBIA)                                      Aaa/AAA      1,010,700
           South Tahoe Joint Powers Financing Auth.,
    2,500    5.125%, 10/1/09                                                     NR         2,502,050
    4,425    5.45%, 10/1/33                                                    NR/BBB-      4,273,046
   14,900  Southern CA. Public Power Auth.,
             5.00%, 7/1/33 (AMBAC)                                             Aaa/AAA     15,047,808
    4,095  State Dept. Vet. Affairs Home Purchase Rev.,
             5.35%, 12/1/27, Ser. A (AMBAC)                                    Aaa/AAA      4,258,841
           State Public Works Board Lease Rev.,
    5,385    5.00%, 10/1/19                                                    A2/BBB-      5,496,416
    4,600    5.00%, 4/1/28, Ser. A                                             Aa2/AA-      4,603,450
    1,105    5.375%, 4/1/28                                                  Baa1/BBB-p     1,026,490
    3,505  Statewide Community Dev. Auth. CP, Internext Group,
             5.375%, 4/1/30                                                    NR/BBB-      3,300,098
           Statewide Community Dev. Auth. Rev.,
   15,000    5.50%, 10/1/33, Ser. A                                             A3/A-      15,277,500
   10,000    5.50% 8/15/34, Ser. B                                              A1/A+      10,231,700
    2,500    7.25%, 10/1/33                                                     NR/NR       2,538,475
    1,795  Sunnyvale Water & Wastewater Rev., 5.00%, 10/1/26 (AMBAC)           Aaa/AAA      1,817,402
    2,000  Tamalpais Unified High School Dist. GO, 5.00%, 8/1/26 (MBIA)        Aaa/AAA      2,026,940
    2,000  Temecula Public Financing Auth.,
             6.00%, 9/1/33, Ser. A                                              NR/NR       2,037,260
    2,950  Torrance Memorial Med. Ctr. Hosp. Rev.,
             5.50%, 6/1/31                                                      A1/A+       3,008,794
    4,000  Vernon Electric System Rev.,
             5.50%, 4/1/33                                                     A2/BBB+      4,012,600
    2,500  William S Hart Union High School Dist., Special Tax,
             6.00%, 9/1/33                                                      NR/NR       2,527,750

                       9.30.03 PIMCO Municipal Income Funds III Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS September 30, 2003

Principal
  Amount                                                                          Credit Rating
  (000)                                                                           (Moody's/S&P)*    Value**
------------------------------------------------------------------------------------------------------------
$  2,750    Woodland Fin. Auth. Lease Rev.,
              5.00%, 3/1/32                                                          Aaa/AAA     $ 2,780,883
                                                                                                 -----------
            Total California Municipal Bonds & Notes (cost-$396,341,669)                         392,371,264
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL BONDS & NOTES--1.0%
------------------------------------------------------------------------------------------------------------
            PUERTO RICO--1.0%
   1,800    Commonwealth Hwy. & Transmission Auth. Rev.,
              5.375%, 7/1/36, Ser. D                                                 Baa1/A        1,857,492
   1,500    Electric Power Auth. Power Revenue,
              5.125%, 7/1/29, Ser. NN                                                 A3/A-        1,525,785
   1,080    Gov't Fac. Public Buildings Auth. Rev.,
              5.25%, 7/1/36, Ser. D                                                  Baa1/A-       1,101,146
                                                                                                 -----------
            Total Other Municipal Bonds & Notes (cost-$4,441,010)                                  4,484,423
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
CALIFORNIA VARIABLE RATE NOTES (a)(b)(f)--5.9%
------------------------------------------------------------------------------------------------------------
   1,465    California Infrastructure & Economic Development Bank Rev.,
              20.69%, 7/1/29 (AMBAC)                                                  NR/NR        1,535,833
            Los Angeles Unified School Dist., GO, Rites,
            Clark Cnty. School Dist.,
   2,090      23.56%, 1/1/11 Ser. 1763-A (MBIA)                                       NR/NR        3,281,196
   1,745      21.09%, 1/1/23 Ser. 1763-B (MBIA)                                       NR/NR        1,635,501
   2,020    Los Angeles Water and Power Revenue,
              19.37%, 1/1/25                                                          NR/NR        2,057,491
     800    Orange Cnty. Water Dist., CP,
              26.60%, 1/1/25 (MBIA)                                                   NR/NR          855,416
     710    Pajaro Valley Unified School Dist., GO
              26.98%, 8/1/11                                                          NR/NR          730,831
   1,170    Pasadena Water Rev.,
              21.52%, 6/1/27 (FGIC)                                                   NR/NR        1,233,648
   1,545    Sacramento Cnty. Water Financing Auth. Rev.,
              26.95%, 6/1/11 (AMBAC)                                                  NR/NR        1,651,682
   1,150    Sacramento Municipal Utility Dist.,
              26.78%, 2/15/11 (MBIA)                                                  NR/NR        1,173,069
   1,725    San Diego Community College Dist.,
              26.94%, 5/1/11 (FSA)                                                    NR/NR        1,769,402
   2,260    San Marcos Public Facilities Auth. Tax Allocation Rev.,
              26.75%, 2/1/11-8/1/11 (FGIC)                                            NR/NR        2,360,999
   1,680    Southern CA. Public Power Auth.,
              28.14%, 7/1/11 (AMBAC)                                                  NR/NR        1,713,331
   6,980    University of CA. Rev., 26.71%, 9/1/31-9/1/34 (FSA)                       NR/NR        7,484,926
                                                                                                 -----------
            Total California Variable Rate Notes (cost-$29,499,542)                               27,483,325
                                                                                                 -----------

16 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS September 30, 2003

Principal
 Amount                                                                           Credit Rating
  (000)                                                                           (Moody's/S&P)*   Value**
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
CALIFORNIA VARIABLE RATE DEMAND NOTES (c)--8.4%
------------------------------------------------------------------------------------------------------------
$ 3,000     Bay Area Toll Auth., Toll Bridge Rev.,
              1.00%, 10/2/03 (AMBAC)                                               VMIG1/A-1+    $ 3,000,000
  2,750     California Pollution Control Financing Auth.,
              1.00%, 10/1/03                                                       VMIG1/A-1+      2,750,000
  4,000     East Bay Muni. Util. Dist. Water Syst. Rev.,
              1.05%, 10/1/03, Ser. A (FSA)                                         VMIG1/A-1+      4,000,000
  1,800     Irvine Ranch Water Dist.,
              1.20%, 10/1/03                                                         NR/A-1+       1,800,000
  3,750     Irvine Unified School Dist., Special Tax,
              1.20%, 10/1/03                                                        VMIG1/NR       3,750,000
  2,000     Clark Cnty. School Dist., 1.11%, 6/15/21, Ser. B                          NR/NR        2,000,000
  4,400     Los Angeles Water & Power Rev.,
              1.18%, 10/1/03                                                       VMIG1/A-1+      4,400,000
            Metropolitan Water Dist., Southern CA. Waterworks Rev.,
  5,400       1.19%, 10/1/03 Ser. C-1                                              VMIG1/A-1+      5,400,000
  2,500       1.10%, 10/1/03 Ser. C-2                                              VMIG1/A-1+      2,500,000
  2,500     Orange Cnty. Sanitation Dist., CP,
              1.20%, 10/1/03 (AMBAC)                                               VMIG1/A-1+      2,500,000
  5,000     Sacramento Unified School Dist., CP,
              1.05%, 10/2/03 (FSA)                                                  VMIG1/NR       5,000,000
  2,200     Sutter Health Fac. Auth. Rev.,
              1.15%, 10/1/03, Ser. B (AMBAC)                                       VMIG1/A-1+      2,200,000
     75     Watereuse Fin. Auth. Rev.,
              1.03% 10/1/03 (FSA)                                                    NR/A-1           75,000
                                                                                                 -----------
            Total California Variable Rate Demand Notes (cost-$39,375,000)                        39,375,000
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS (d)--1.2%
------------------------------------------------------------------------------------------------------------
  5,640     0.94%-0.97%, 12/4/03-12/18/03
            Total US. Treasury Bills (cost-$5,630,238)                               Aaa/AAA       5,630,775
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED (e)--0.0%
------------------------------------------------------------------------------------------------------------
Contracts   U.S. Treasury Bond Futures, Chicago Board of Trade,
    388     strike price $105, expires 11/21/03
            Total put options purchased (cost-$680,455)
                                                                                                     169,750
            TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN                                        -----------
            (cost-$475,967,914++)--100.6%                                                        469,514,537
                                                                                                 -----------


                      9.30.03  PIMCO Municipal Income Funds III Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS September 30, 2003

 Contracts                                                                               Value**
---------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (e)--(0.6)%
              U.S. Treasury Bond Futures, Chicago Board of Trade
   (761)      strike price $112, expires 11/21/03                                      $ (1,878,719)
   (400)      strike price $113, expires 11/21/03.                                         (793,750)
                                                                                       ------------
              Total call options written (premiums received-$1,256,068)                  (2,672,469)
                                                                                       ------------
              TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
              (cost-$474,711,846)--100%                                                $466,842,068
                                                                                       ------------

--------------------------------------------------------------------------------
++ The cost of securities for federal income tax purposes is $475,970,782. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $5,026,976; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $11,483,221; net unrealized depreciation for federal income tax purposes is $6,456,245.

18 PIMCO Municipal Income Funds III Annual Report  9.30.03

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

 Principal
  Amount                                                                          Credit Ratings
   (000)                                                                          (Moody's/S&P)*      Value**
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES--82.9%
--------------------------------------------------------------------------------------------------------------
 $ 2,800   East Rochester Housing Auth. Rev., St. Mary's Residence Proj.,
             5.375%, 12/20/22 (GNMA)                                                  NR/AAA       $ 2,960,552
   1,000   Long Island Power Auth., Elec. Syst. Rev., 5.00%, 9/1/27, Ser. C           Baa1/A-          998,570
   5,000   Metropolitan Transportation Auth. Rev., 5.00%, 11/15/31, Ser F
             (MBIA)                                                                   Aaa/AAA        5,058,150
   1,000   Monroe Tobacco Securitization Corp., Tobacco Settlement Rev.,
             6.375%, 6/1/35                                                          Baa2/BBB        1,004,390
   2,000   Nassau Cnty. Tobacco Settlement Corp., 6.60%, 7/15/39                     Baa2/BBB-       2,021,480
  10,445   New York City GO, 5.00%-5.375%, 3/1/27-3/1/33, Ser. I                       A2/A         10,372,161
   1,000   New York City Muni. Water Auth. Rev., 5.00%, 6/15/29, Ser. F               Aa2/AA         1,008,190
   5,000   New York City Muni. Water Fin. Auth., Water & Sewer Syst.
             Rev., 5.00%, 6/15/32, Ser. A                                             Aa2/AA         5,034,600
   1,000   Niagara Falls Public Water & Sewer Syst. Rev.,
             5.00%, 7/15/34, Ser. A (MBIA)                                            Aaa/AAA        1,012,280
   6,105   Sachem Central School Dist., GO, 5.00%, 6/15/29-6/15/30 (MBIA)             Aaa/AAA        6,209,024
   2,995   State Community Tobacco Settlement Trust, 5.625%, 6/1/35                  Baa2/BBB        2,718,861
   1,100   State Dormitory Auth. Lease Rev., Court Facs., Ser. A, 5.375%,
             5/15/23                                                                   A3/A          1,155,990
   2,000   State Dormitory Auth. Rev., Columbia Univ., 5.00%, 7/1/24, Ser. A          Aaa/AAA        2,057,360
   1,000   State Dormitory Auth. Rev., FHA-NY & Presbyterian Hospital,
             4.75%, 8/1/27 (AMBAC)                                                    Aaa/AAA          987,290
   3,615   State Dormitory Auth. Rev., Fordham Univ., 5.00%, 7/1/32 (FGIC)            Aaa/AAA        3,655,560
   2,250   State Dormitory Auth. Rev., Jewish Board Family & Children,
             5.00%, 7/1/33 (AMBAC)                                                    NR/AAA         2,277,540
   4,500   State Dormitory Auth. Rev., Lenox Hill Hospital, 5.50%, 7/1/30              A3/NR         4,650,975
   6,040   State Dormitory Auth. Rev., Long Island Univ., 5.00%,
             9/1/23-9/1/32, Ser. A (Radian Group Inc.)                                 NR/AA         6,065,997
   3,000   State Dormitory Auth. Rev., Lutheran Medical Hosp., 5.00%,
             8/1/31 (MBIA)                                                            Aaa/AAA        3,037,740
   3,750   State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1                                                    Aa2/AA         3,790,088
   4,000   State Dormitory Auth. Rev., Mount Saint Mary College, 5.00%,
             7/1/27-7/1/32 (Radian Group Inc.)                                         NR/AA         4,002,760
   1,000   State Dormitory Auth. Rev., New York Univ., Ser. 2, 5.00%,
             7/1/31 (AMBAC)                                                           Aaa/AAA        1,010,800
   6,150   State Dormitory Auth. Rev., North General Hosp., 5.00%, 2/15/25            NR/AA-         6,209,225
   1,000   State Dormitory Auth. Rev., North Shore L.I. Jewish Group,
             5.50%, 5/1/33                                                             A3/NR         1,023,120
   3,600   State Dormitory Auth. Rev., Personal Income Tax, 5.00%, 3/15/32             NR/AA         3,624,156
   3,740   State Dormitory Auth. Rev., Saint Barnabas, Ser. A, 5.00%,
             2/1/31 (AMBAC)                                                           Aaa/AAA        3,784,992
   1,000   State Dormitory Auth. Rev., School Dist. Financing, Ser. D, 5.00%,
             10/1/30 (MBIA)                                                           Aaa/AAA        1,013,010
   1,500   State Dormitory Auth. Rev., Teachers College, 5.00%, 7/1/32
             (MBIA)                                                                   Aaa/NR         1,516,830

                       9.30.03 PIMCO Municipal Income Funds III Annual Report 19

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

 Principal
  Amount                                                                         Credit Ratings
   (000)                                                                         (Moody's/S&P)*      Value**
--------------------------------------------------------------------------------------------------------------
 $  3,120  State Dormitory Auth. Revs., Winthrop Univ., Ser. A,
             5.50%-5.75%, 7/1/28-7/1/32                                              Baa1/NR      $  3,224,291
    1,900  State Urban Development Corp. Rev., Ser. C-1, 5.00%, 3/15/33,              A1/AA          1,912,749
    4,000  Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA)             Aaa/AAA         4,061,240
    5,000  Triborough Bridge & Tunnel Auth. Rev., Ser. B, 5.00% 11/15/32             Aa3/AA-         5,039,800
    2,000  Warren & Washington Cnty. Indl. Dev. Agy. Fac. Rev., Ser. A,
             5.00%, 12/1/35 (FSA)                                                    Aaa/AAA         2,009,360
    1,250  Westchester Cnty. Indl Dev. Agency. Continuing Care, 6.50%, 1/1/34         NR/NR          1,248,200
                                                                                                  ------------
           Total New York Municipal Bonds & Notes (cost-$104,552,072)                              105,757,331
                                                                                                  ------------
--------------------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS & NOTES--6.7%
--------------------------------------------------------------------------------------------------------------
           CALIFORNIA--3.9%
    5,560  Golden St. Tobacco Securization Corp. Rev., Ser. 2003-A-1, 6.75%,
             6/1/39                                                                 Baa2/BBB         4,980,870
                                                                                                  ------------
           DISTRICT OF COLUMBIA--0.1%
      175  Tobacco Settlement Financing Corp., 6.50%, 5/15/33                       Baa2/BBB           152,434
                                                                                                  ------------
           PUERTO RICO--2.3%
    2,280  Children Trust Fund Puerto Rico Tobacco Settlement Rev.,
             5.50%-5.625%, 5/15/39-5/15/43                                          Baa2/BBB         1,976,396
    1,000  Electric Power Auth. Rev., Ser. NN, 5.125%, 7/1/29                         A3/A-          1,017,190
                                                                                                  ------------
                                                                                                     2,993,586
                                                                                                  ------------
           SOUTH CAROLINA--0.3%
      370  Tobacco Settlement Auth., Tobacco Settlement Rev., Ser. B,
             6.375%, 5/15/30                                                        Baa2/BBB           316,653
                                                                                                  ------------
           WASHINGTON--0.1%
      135  Tobacco Settlement Auth., Tobacco Settlement Rev.,
             6.625%, 6/1/32                                                         Baa2/BBB           118,997
                                                                                                  ------------
           Total Other Municipal Bonds & Notes (cost-$8,445,324)                                     8,562,540
                                                                                                  ------------
--------------------------------------------------------------------------------------------------------------
 NEW YORK VARIABLE RATE NOTES (a)(b)(f)--5.8%
--------------------------------------------------------------------------------------------------------------
    1,555  Metropolitan Transportation Auth. Rev., RITES Ser. 862, 16.01%,
             11/15/32 (FGIC)                                                         Aaa/NR          1,633,061
    1,205  State Dormitory Auth. Revs., RITES, -- 22.67%, 7/1/26                     Aaa/AAA         1,333,525
           State Environmental Facs. Corp., State Clean Water & Drinking,
    1,005    20.60%, 7/15/23 RITES-A-PA-1165                                         NR/AAA          1,004,608
    1,560    20.60%, 7/15/27 RITES-B-PA-1165                                         NR/AAA          1,559,314
    1,845  State Housing Fin. Agy., Personal Income Tax., Ser. 859, 16.00%,
             3/15/33                                                                  NR/AA          1,845,000
                                                                                                  ------------
           Total New York Variable Rate Notes (cost-$6,891,880)                                      7,375,508
                                                                                                  ------------

20 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

Principal
 Amount                                                                          Credit Ratings
  (000)                                                                          (Moody's/S&P)*       Value**
--------------------------------------------------------------------------------------------------------------
NEW YORK VARIABLE RATE DEMAND NOTES--(c) 1.2%
--------------------------------------------------------------------------------------------------------------
   $1,100   New York City Transitional Fin. Auth. Rev.,
              1.15%, 10/1/03 Ser. C5, (LOC: Toronto Dominion)                      VMIG1/A-1+     $  1,100,000
              1.20%, 10/1/03 Ser. 3, (LOC: Bank of New York)                       VMIG1/A-1+          400,000
                                                                                                  ------------
      400   State Loc. Govt. Assistance Corp., Ser. B, 1.05%, 10/01/03
            Total New York Short-Term Variable Rate Demand Notes
              (cost-$1,500,000)                                                                      1,500,000
                                                                                                  ------------
--------------------------------------------------------------------------------------------------------------
OTHER VARIABLE RATE DEMAND NOTES--(c) 2.3%
--------------------------------------------------------------------------------------------------------------
            FLORIDA-1.2%
    1,500   Orange Cnty. School Dist. CP, Ser. B, 1.20%, 10/1/03 (AMBAC)            VMIG1/NR         1,500,000

            GEORGIA-1.1%
    1,450   Atlanta Water & Wastewater Rev., Ser. C, 1.20%, 10/1/03 (FSA)          VMIG1/A-1+        1,450,000
                                                                                                  ------------
            Total Other Variable Rate Demand Notes (cost-$2,950,000)                                 2,950,000
                                                                                                  ------------
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--(d) 1.6%
--------------------------------------------------------------------------------------------------------------
    2,050   0.88%-0.95% 12/14/03-12/18/03
            Total U.S. Treasury Bills (cost-$2,046,178)                              Aaa/AAA         2,046,370
                                                                                                  ------------
--------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--(e) 0.0%
--------------------------------------------------------------------------------------------------------------
Contracts

       35   U.S. Treasury Bond Futures, Chicago Board of Trade
              strike price $105, expires 11/21/03
            Total put options purchased (cost-$61,381)                                                  15,313
                                                                                                  ------------
            TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN
            (cost-$126,446,835+++)--100.5%                                                         128,207,062
                                                                                                  ------------
--------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (e)--(0.5)%
--------------------------------------------------------------------------------------------------------------
     (274)  U.S. Treasury Bond Futures, Chicago Board of Trade
             strike price $112, expires 11/21/03
            Total call options written (premiums received-$221,207)                                   (676,438)
                                                                                                  ------------
            TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
            (cost-$126,225,628)--100%                                                             $127,530,624
                                                                                                  ------------

--------------------------------------------------------------------------------
+++ The cost basis of securities for federal income tax purposes is $126,446,835. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,977,310; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $217,083; net unrealized appreciation for federal income tax purposes is $1,760,227.

                      9.30.03  PIMCO Municipal Income Funds III Annual Report 21

PIMCO NEW YORK MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
September 30, 2003

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:


*     Unaudited
** Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Variable Rate Notes--instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At September 30, 2003, these securities amounted to $25,250,708 or 3.6% of total investments, $27,483,325 or 5.9% of total investments and $7,375,508 or 5.8% of total investments, respectively, for Municipal III, California Municipal III and New York Municipal III.
(c)   Maturity date shown is date of next call.
(d) All or partial principal amount segregated as initial margin on futures contracts.
(e)   Non-income producing security.
(f) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
--------------------------------------------------------------------------------
GLOSSARY

ABAG-Association of Bay Area Government
AMBAC-insured by American Municipal Bond Assurance Corp.
CP-Certificates of Participation
FGIC-insured by insured Financial Guaranty Insurance Co.
FHA-insured by Federal Housing Administration
FNMA-Federal National Mortgage Association
FSA-insured by Financial Security Assurance, Inc.
GO-General Obligation Bonds
GNMA--Government National Mortgage Association
LOC-Letter of Credit
MBIA-insured by Municipal Bond Investors Assurance
NR-Not Rated
PSF--Public School Fund
RITES-Residual Interest Tax Exempt Securities
XLCA--insured by XL Capital Assurance

22 PIMCO Municipal Income Funds III Annual Report 9.30.03

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2003
--------------------------------------------------------------------------------

                                                                                CALIFORNIA         NEW YORK
                                                             MUNICIPAL III     MUNICIPAL III    MUNICIPAL III
                                                            ---------------   ---------------   ---------------

ASSETS:
Investments, at value (cost-$699,874,806, $475,967,914
  and $126,446,835, respectively)                            $703,712,381      $ 469,514,537     $128,207,062
---------------------------------------------------------    ------------      -------------     ------------
Cash                                                              284,133            163,481           81,031
---------------------------------------------------------    ------------      -------------     ------------
Interest receivable                                            10,443,777          6,951,985        1,774,421
---------------------------------------------------------    ------------      -------------     ------------
Prepaid expenses                                                   24,316             18,910           10,278
---------------------------------------------------------    ------------      -------------     ------------
  Total Assets                                                714,464,607        476,648,913      130,072,792
---------------------------------------------------------    ------------      -------------     ------------
LIABILITIES:
Options written, at value (premiums received-$2,219,267,
  $1,256,068, $221,207, respectively)                        $  4,543,188      $   2,672,469     $    676,438
---------------------------------------------------------    ------------      -------------     ------------
Payable for investments purchased                                      --                 --        4,216,223
---------------------------------------------------------    ------------      -------------     ------------
Dividends payable to common and preferred shareholders          3,890,359          2,575,533          654,297
---------------------------------------------------------    ------------      -------------     ------------
Payable for variation margin on futures contracts                 453,125            837,376          436,812
---------------------------------------------------------    ------------      -------------     ------------
Investment management fees payable                                285,331            190,472           50,274
---------------------------------------------------------    ------------      -------------     ------------
Accrued expenses                                                  123,368             93,607           64,091
---------------------------------------------------------    ------------      -------------     ------------
  Total Liabilities                                             9,295,371          6,369,457        6,098,135
---------------------------------------------------------    ------------      -------------     ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  10,800, 7,400 AND 1,880, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                  270,000,000        185,000,000       47,000,000
---------------------------------------------------------    ------------      -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $435,169,236      $ 285,279,456     $ 76,974,657
---------------------------------------------------------    ------------      -------------     ------------
COMPOSITION OF NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS:
Common Stock:
   Par value $0.00001 per share                              $        310      $         212     $         54
---------------------------------------------------------    ------------      -------------     ------------
   Paid-in capital in excess of par                           439,839,497        301,503,763       77,161,822
---------------------------------------------------------    ------------      -------------     ------------
Dividends in excess of net investment income                   (2,238,543)        (2,329,413)        (628,641)
---------------------------------------------------------    ------------      -------------     ------------
Net realized gain (loss)                                       (2,398,807)        (2,719,141)         861,082
---------------------------------------------------------    ------------      -------------     ------------
Net unrealized depreciation of investments, futures
  contracts, and options written                                  (33,221)       (11,175,965)        (419,660)
---------------------------------------------------------    ------------      -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                 $435,169,236      $ 285,279,456     $ 76,974,657
---------------------------------------------------------    ------------      -------------     ------------
Common Shares Outstanding                                      30,980,720         21,242,084        5,442,280
---------------------------------------------------------    ------------      -------------     ------------
NET ASSET VALUE PER COMMON SHARE                             $      14.05      $       13.43     $      14.14
---------------------------------------------------------    ------------      -------------     ------------

                     9.30.03 | PIMCO Municipal Income Funds III Annual Report 23

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III STATEMENTS OF OPERATIONS
For the period October 31, 2002* through September 30, 2003
--------------------------------------------------------------------------------

                                                                               CALIFORNIA          NEW YORK
                                                            MUNICIPAL III     MUNICIPAL III    MUNICIPAL III
                                                           ---------------   ---------------   ---------------

INTEREST INCOME:
Interest                                                    $ 28,081,835      $  17,725,247     $  4,610,315
--------------------------------------------------------    ------------      -------------     ------------
EXPENSES:
Investment management fees                                     3,965,536          2,678,536          692,973
--------------------------------------------------------    ------------      -------------     ------------
Auction agent fees and commissions                               529,723            357,422           93,405
--------------------------------------------------------    ------------      -------------     ------------
Custodian and accounting agent fees                              122,714             95,262           58,177
--------------------------------------------------------    ------------      -------------     ------------
Audit and tax services                                            66,313             50,356           30,872
--------------------------------------------------------    ------------      -------------     ------------
New York Stock Exchange listing fees                              33,272             32,401           21,270
--------------------------------------------------------    ------------      -------------     ------------
Trustees' fees and expenses                                       28,662             20,497            7,489
--------------------------------------------------------    ------------      -------------     ------------
Reports to shareholders                                           28,517             17,448            9,388
--------------------------------------------------------    ------------      -------------     ------------
Transfer agent fees                                               26,242             24,915           24,471
--------------------------------------------------------    ------------      -------------     ------------
Legal fees                                                        17,747             13,155            6,380
--------------------------------------------------------    ------------      -------------     ------------
Investor relations                                                16,841              8,947            6,244
--------------------------------------------------------    ------------      -------------     ------------
Organizational expenses                                           15,000                 --               --
--------------------------------------------------------    ------------      -------------     ------------
Insurance expense                                                  7,817              5,921            2,395
--------------------------------------------------------    ------------      -------------     ------------
Miscellaneous                                                     10,527              6,994            3,634
--------------------------------------------------------    ------------      -------------     ------------
  Total expenses                                               4,868,911          3,311,854          956,698
--------------------------------------------------------    ------------      -------------     ------------
  Less: investment management fees waived                       (915,124)          (618,124)        (159,917)
--------------------------------------------------------    ------------      -------------     ------------
   custody credits earned on cash balances                       (63,084)           (61,282)         (17,715)
--------------------------------------------------------    ------------      -------------     ------------
  Net expenses                                                 3,890,703          2,632,448          779,066
--------------------------------------------------------    ------------      -------------     ------------
NET INVESTMENT INCOME                                         24,191,132        15,092,799        3,831,249
--------------------------------------------------------   -------------     --------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
--------------------------------------------------------
Investments                                                   (2,656,705)        (8,056,003)      (2,347,320)
--------------------------------------------------------   -------------     --------------    -------------
Options                                                        2,321,006            975,300          578,669
--------------------------------------------------------   -------------     --------------    -------------
Futures contracts                                             (2,063,108)         4,361,562        2,629,733
--------------------------------------------------------   -------------     --------------    -------------
Net unrealized depreciation of investments,
  future contracts and options written                           (33,221)       (11,175,965)        (419,660)
--------------------------------------------------------   -------------     --------------    -------------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                       (2,432,028)       (13,895,106)         441,422
--------------------------------------------------------   -------------     --------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                       21,759,104          1,197,693        4,272,671
--------------------------------------------------------   -------------     --------------    -------------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                             (2,035,317)        (1,326,256)        (330,543)
--------------------------------------------------------   -------------     --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS RESULTING FROM INVESTMENT
OPERATIONS                                                  $ 19,723,787      $    (128,563)    $  3,942,128
--------------------------------------------------------   -------------     --------------    -------------


* Commencement of operations

24 PIMCO Municipal Income Funds III Annual Report 9.30.03

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III    STATEMENTS OF CHANGES IN NET ASSETS
                                    APPLICABLE TO COMMON SHAREHOLDERS

For the period October 31, 2002* through September 30, 2003
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA          NEW YORK
                                                               MUNICIPAL III     MUNICIPAL III    MUNICIPAL III
                                                              ---------------   ---------------   ---------------

INVESTMENT OPERATIONS:
Net investment income                                          $  24,191,132     $  15,092,799     $  3,831,249
-----------------------------------------------------------    -------------     -------------     ------------
Net realized gain (loss) on investments, futures contracts
  and options written                                             (2,398,807)       (2,719,141)         861,082
-----------------------------------------------------------    -------------     -------------     ------------
Net unrealized depreciation of investments, futures
  contracts and options written                                      (33,221)      (11,175,965)        (419,660)
-----------------------------------------------------------    -------------     -------------     ------------
Net increase in net assets resulting from investment
  operations                                                      21,759,104         1,197,693        4,272,671
-----------------------------------------------------------    -------------     -------------     ------------
DIVIDENDS ON PREFERRED SHARES FROM
NET INVESTMENT INCOME                                             (2,035,317)       (1,326,256)        (330,543)
-----------------------------------------------------------    -------------     -------------     ------------
Net increase (decrease) in net assets applicable to
  common shareholders resulting from investment
  operations                                                      19,723,787          (128,563)       3,942,128
-----------------------------------------------------------    -------------     -------------     ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
NET INVESTMENT INCOME                                            (24,409,358)      (16,095,956)      (4,129,347)
-----------------------------------------------------------    -------------     -------------     ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                       441,625,425       302,744,550       77,698,800
-----------------------------------------------------------    -------------     -------------     ------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                        (2,700,000)       (1,850,000)        (470,000)
-----------------------------------------------------------    -------------     -------------     ------------
Common stock and preferred shares offering costs
  charged to paid-in capital in excess of par                     (1,208,944)         (897,594)        (323,602)
-----------------------------------------------------------    -------------     -------------     ------------
Reinvestment of dividends                                          2,038,323         1,407,016          156,675
-----------------------------------------------------------    -------------     -------------     ------------
Net increase from capital share transactions                     439,754,804       301,403,972       77,061,873
-----------------------------------------------------------    -------------     -------------     ------------
Total increase in net assets applicable to common
  shareholders                                                   435,069,233       285,179,453       76,874,654
-----------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                  100,003           100,003          100,003
-----------------------------------------------------------    -------------     -------------     ------------
End of period (including dividends in excess of net
  investment income of $2,238,543, $2,329,413 and
  $628,641, respectively)                                      $ 435,169,236     $ 285,279,456     $ 76,974,657
-----------------------------------------------------------    -------------     -------------     ------------
COMMON SHARES ISSUED AND REINVESTED:
Issued                                                            30,829,000        21,134,000        5,424,000
-----------------------------------------------------------    -------------     -------------     ------------
Issued in reinvestment of dividends                                  144,739           101,103           11,299
-----------------------------------------------------------    -------------     -------------     ------------
NET INCREASE                                                      30,973,739        21,235,103        5,435,299
-----------------------------------------------------------    -------------     -------------     ------------

* Commencement of operations

                       9.30.03 PIMCO Municipal Income Funds III Annual Report 25

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2003
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund III ("Municipal III"), PIMCO California Municipal Income Fund III ("California Municipal III") and PIMCO New York Municipal Income Fund III ("New York Municipal III"), collectively referred to as the "Funds", or "PIMCO Municipal Income Funds III" were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest of each Fund at an aggregate purchase price of $100,003 per Fund to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Funds each have an unlimited amount of $0.00001 par value common stock authorized.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal III, California Municipal III and New York Municipal III issued 28,850,000, 19,500,000 and 5,000,000 shares of common stock, respectively, in their initial public offerings. An additional 1,979,000, 1,634,000 and 424,000 shares of Municipal III, California Municipal III and New York Municipal III, respectively, were issued in connection with the exercise of the underwriters' over-allotment option on December 13, 2002. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. The Investment Manager agreed to reimburse the amount by which the aggregate of each Fund's organizational and common offering costs (other than the sales load) exceeded $0.03 per share. Common offering costs of $873,326, $634,020 and $162,720 (representing $0.03 per share for each Fund), were offset against the proceeds of the offerings and have been charged to paid-in capital in excess of par. For Municipal III, aggregate common offering costs and organizational expenses were less than $0.03 per common share. Consequently, organizational expenses of $15,000 were expensed in the current period. For California Municipal III and New York Municipal III, aggregate offering costs and organizational expenses exceeded $0.03 per common share, as a result, all organizational expenses and offering costs exceeding $0.03 per common share were reimbursed by the Investment Manager.

In addition, the underwriters commission and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $2,700,000 and $335,618, $1,850,000 and $263,574 and $470,000 and $160,882, for Municipal III,
California Municipal III and New York Municipal III, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Funds based upon events that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(a) VALUATION OF INVESTMENTS
Debt securities are valued daily by an independent pricing service approved by the Boards of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Boards of Trustees.

(b) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no

26 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) CUSTODY CREDITS EARNED ON CASH BALANCES
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(f) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) OPTION TRANSACTIONS
For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk

                      9.30.03  PIMCO Municipal Income Funds III Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED) of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at price different from the current market price.

(h) RESIDUAL INTEREST MUNICIPAL BONDS (RIBS)
The Funds invest in residual interest Municipal Bond ("RIBS") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal Bonds of comparable maturity. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond.

2. INVESTMENT MANAGER AND SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through October 31, 2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through October 31, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through October 31, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,586,214, $1,071,414 and $277,189 in connection with sub-advisory services for Municipal III, California Municipal III and New York Municipal III, respectively, for the period ended September 30, 2003.

3. INVESTMENTS IN SECURITIES
For the period ended September 30, 2003, purchases and sales of investments, other than short-term securities, were:

                                 California           New York
              Municipal III     Municipal III     Municipal III
----------------------------------------------------------------
Purchases     $998,708,416      $751,091,839      $302,048,057
Sales          322,574,594       342,653,835       189,321,845

Futures contracts outstanding at September 30, 2003 were as follows:

                                                                     # of       Expiration      Unrealized
Fund                Type                                          Contracts        Date         Depreciation
------------------------------------------------------------------------------------------------------------
Municipal III        Short: U.S. Treasury 30 Year Bond            250            12/19/03      $  1,546,875
California Municipal III    Short: U.S. Treasury 30 Year Bond     462            12/19/03         3,306,187
New York Municipal III    Short: U.S. Treasury 30 Year Bond       241            12/19/03         1,724,656

28 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2003
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES (CONCLUDED)
Transactions in options written for the period ended September 30, 2003 were:

                                                         Contracts       Premiums
-----------------------------------------------------------------------------------
Municipal III:
--------------
Options outstanding, beginning of period                       --                --
Options written                                             6,188      $  5,561,313
Options expired                                            (1,680)         (964,950)
Option terminated in closing purchase transactions         (1,630)       (1,537,794)
Options exercised                                            (920)         (839,302)
                                                         --------      ------------
Options outstanding, September 30, 2003                     1,958      $  2,219,267
                                                         ========      ============
California Municipal III:
-------------------------
Options outstanding, beginning of period                       --                --
Options written                                             3,081      $  2,973,291
Option expired                                               (480)         (598,200)
Options terminated in closing purchase transactions          (720)         (492,300)
Options exercised                                            (720)         (626,723)
                                                         --------      ------------
Options outstanding, September 30, 2003                     1,161      $  1,256,068
                                                         ========      ============
New York Municipal III:
-----------------------
Options outstanding, beginning of period                       --                --
Options written                                             1,214      $  1,008,787
Options expired                                              (390)         (338,381)
Options terminated in closing purchase transactions          (430)         (326,981)
Options exercised                                            (120)         (122,218)
                                                         --------      ------------
Options outstanding, September 30, 2003                       274      $    221,207
                                                         ========      ============

4. INCOME TAX INFORMATION
Municipal III:

The tax character of dividends paid for the period October 31, 2002 (commencement of operations) through September 30, 2003 were:

Ordinary Income                                 452,320
Tax Exempt Income                            25,992,355

At September 30, 2003, the tax basis earnings were comprised entirely of undistributed tax exempt income of $1,651,816 and a current year dividend payable of $3,890,359.

In accordance with U.S. Treasury regulations, Municipal III elected to defer realized capital losses of $7,280,483, arising after October 31, 2002. Such losses are treated for tax purposes as arising on October 1, 2003.

California Municipal III:

The tax character of dividends paid for the period October 31, 2002 (commencement of operations) through September 30, 2003 were:

Ordinary Income                                 244,881
Tax Exempt Income                            17,177,331

                      9.30.03  PIMCO Municipal Income Funds III Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2003
--------------------------------------------------------------------------------

4. INCOME TAX INFORMATION (CONCLUDED)
At September 30, 2003, the tax basis earnings were comprised entirely of undistributed tax exempt income of $246,120 and a current year dividend payable of $2,575,533.

In accordance with U.S. Treasury regulations, California Municipal III elected to defer realized capital losses of $7,949,566, arising after October 31, 2002. Such losses are treated for tax purposes as arising on October 1, 2003.

New York Municipal III:

The tax character of dividends paid for the period October 31, 2002 (commencement of operations) through September 30, 2003 were:

Ordinary Income                                 11,559
Tax Exempt Income                            4,448,331

At September 30, 2003, the tax basis earnings were comprised entirely of undistributed tax exempt income of $25,656 and a current year dividend payable of $654,297.

In accordance with U.S. Treasury regulations, New York Municipal III elected to defer realized capital losses of $1,364,874, arising after October 31, 2002. Such losses are treated for tax purposes as arising on October 31, 2003.

5. AUCTION PREFERRED SHARES
Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A and 3,700 shares of Preferred Shares Series B each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended September 30, 2003, the annualized dividend rates ranged from:

                           High        Low    At 9/30/03
                           ----        ---    ----------
Municipal III:
  Series A                 1.25%      0.73%      0.99%
  Series B                 1.25%      0.65%      0.90%
  Series C                 1.25%      0.68%      0.90%
  Series D                 1.25%      0.45%      0.95%
  Series E                 1.25%      0.55%      0.95%
California Municipal III:
  Series A                 1.15%      0.40%      0.85%
  Series B                 1.15%      0.65%      0.90%
New York Municipal III:
  Series A                 1.20%      0.40%      0.95%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

30 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUNDS III NOTES TO FINANCIAL STATEMENTS
September 30, 2003
--------------------------------------------------------------------------------

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On October 1, 2003, the following dividends were declared to common shareholders payable November 3, 2003 to shareholders of record on October 10, 2003:

  Municipal III              $0.0831 per common share
  California Municipal III     $0.08 per common share
  New York Municipal III       $0.08 per common share

On November 3, 2003, the following dividends were declared to common shareholders payable December 1, 2003 to shareholders of record on November 14, 2003:



  Municipal III              $0.0831 per common share
  California Municipal III     $0.08 per common share
  New York Municipal III       $0.08 per common share

                       9.30.03 PIMCO Municipal Income Funds III Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS III FINANCIAL HIGHLIGHTS
For a share of common stock outstanding for the period October 31, 2002* through September 30, 2003:
--------------------------------------------------------------------------------

                                                                                     CALIFORNIA           NEW YORK
                                                                MUNICIPAL III       MUNICIPAL III      MUNICIPAL III
                                                                -------------       -------------      -------------
Net asset value, beginning of period                             $    14.33**        $   14.33**         $   14.33**
-------------------------------------------------------------    ----------          ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                 0.78                0.71                0.70
-------------------------------------------------------------    ----------          ----------          ----------
Net realized and unrealized gain (loss) on investments,
  future contracts and options written                               (0.08)              (0.66)               0.08
-------------------------------------------------------------    ----------          ----------          ----------
Total from investment operations                                      0.70                0.05                0.78
-------------------------------------------------------------    ----------          ----------          ----------
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                              (0.06)              (0.06)              (0.06)
-------------------------------------------------------------    ----------          ----------          ----------
Net increase (decrease) in net assets applicable to
common shares resulting from investment operations                    0.64               (0.01)               0.72
-------------------------------------------------------------    ----------          ----------          ----------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                              (0.79)              (0.76)              (0.76)
-------------------------------------------------------------    ----------          ----------          ----------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                   (0.03)              (0.03)              (0.03)
-------------------------------------------------------------    ----------          ----------          ----------
Preferred shares offering costs/underwriting commissions
  charged to paid-in capital in excess of par                        (0.10)              (0.10)              (0.12)
-------------------------------------------------------------    ----------          ----------          ----------
Total capital share transactions                                     (0.13)              (0.13)              (0.15)
-------------------------------------------------------------    ----------          ----------          ----------
Net asset value, end of period                                   $   14.05           $   13.43           $   14.14
-------------------------------------------------------------    ----------          ----------          ----------
Market price, end of period                                      $   14.20           $   13.62           $   13.68
-------------------------------------------------------------    ----------          ----------          ----------
TOTAL INVESTMENT RETURN (1)                                           0.05%              (4.10)%             (3.77)%
-------------------------------------------------------------    ----------          ----------          ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                            $ 435,169           $ 285,279           $  76,975
-------------------------------------------------------------    ----------          ----------          ----------
Ratio of expenses to average net assets (2)(3)(4)                     0.99%(5)            1.01%(6)            1.14%(7)
-------------------------------------------------------------    ----------          ----------          ----------
Ratio of net investment income to average net assets (2)(4)           6.05%(5)            5.63%(6)            5.47%(7)
-------------------------------------------------------------    ----------          ----------          ----------
Preferred shares asset coverage per share                        $  65,284           $  63,539           $  65,942
-------------------------------------------------------------    ----------          ----------          ----------
Portfolio turnover                                                      62%                123%                217%
-------------------------------------------------------------    ----------          ----------          ----------

*     Commencement of operations.

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day for the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1.(e) in Notes to Financial Statements).

(4)   Annualized.

(5) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.22% (annualized) and 5.82% (annualized), respectively.
(6) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.24% (annualized) and 5.40% (annualized), respectively.
(7) During the period indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.37% (annualized) and 5.24% (annualized), respectively.

32 PIMCO Municipal Income Funds III Annual Report 9.30.03

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS III REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of:
PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of each of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (collectively hereafter referred to as the "Funds") at September 30, 2003, and the results of each of their operations, the changes in each of their net assets applicable to common shareholders and the financial highlights for the period October 31, 2002 (commencement of operations) through September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
November 20, 2003

                      9.30.03  PIMCO Municipal Income Funds III Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS III TAX & OTHER INFORMATION
--------------------------------------------------------------------------------

TAX INFORMATION (unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, required the Funds to advise shareholders within 60 days of the Funds' tax year-end (September 30, 2003) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended September 30, 2003 were federally exempt interest dividends. However, the Funds invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax period which are taxable were:

Municipal III                    1.71%
California Municipal III         1.41%
New York Municipal III           0.26%

Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2003. In January 2004, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar year 2003. The amount that will be reported, will be the amount to use on your 2003 federal income tax return and may differ from the amount which must be reported in connection with each Fund's tax year ended September 30, 2003. Shareholders are advised to consult with their tax advisors as to the federal, state and local tax status of the income received from the Funds. In January 2004, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.

--------------------------------------------------------------------------------
OTHER INFORMATION

Since the Funds' inception on October 31, 2002, there has been no: (i) material changes in the Funds' investment objectives or policies; (ii) changes to the Funds' charter or by-laws (other than those included in each Fund's registration statement on Form N-2 effective December 17, 2002); (iii) material changes in the principal risk factors associated with investment in the Funds; or (iv) change in the person primarily responsible for the day-to-day management of each Fund's portfolio.

34 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUNDS III DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------
Pursuant to the Funds' Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders
(the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan
Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, whose broker or nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Funds' dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Funds. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax purposes. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Funds' transfer agent, PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027, telephone number 1-800-331-1710.

                      9.30.03  PIMCO Municipal Income Funds III Annual Report 35

PIMCO MUNICIPAL INCOME FUNDS III BOARD OF TRUSTEES
--------------------------------------------------------------------------------
PAUL BELICA

1345 Avenue of the Americas
New York, NY 10105
Age: 82
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2006 annual meeting of shareholders.
Trustee of 16 funds in Fund Complex
Trustee of 2 funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: Trustee of fifteen open and closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.; Manager, Stratigos Fund, L.L.C., Whistler Fund, L.L.C., Xanthus Fund, L.L.C., and Wynstone Fund, L.L.C.; Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Surety Loan Funding, Inc.; Formerly, Advisor, Salomon Smith Barney, Inc.; Director, The Central European Value Fund, Inc.; Deck House Inc.



ROBERT E. CONNOR
1345 Avenue of the Americas
New York, NY 10105
Age: 68
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2004 annual meeting of shareholders.
Trustee/Director of 18 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: Director/Trustee of seventeen open and closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.; Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate Office, Salomon Smith Barney Inc.



JOHN J. DALESSANDRO II
1345 Avenue of the Americas
New York, NY 10105
Age: 65
Trustee since: 2002
Term of office: After initial term, expected to stand for re-election at 2005 annual meeting of shareholders.
Trustee of 15 funds in Fund Complex
Trustee of no funds outside of Fund complex

Principal Occupation(s) During Past 5 Years: President and Director, J.J. Dalessandro II Ltd., registered broker-dealer and member of the New York Stock Exchange; Trustee of fifteen closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P.



HANS W. KERTESS
1345 Avenue of the Americas,
New York, NY 10105
Age: 63
Trustee since: 2003
Term of office: After initial term, expected to stand for re-election at 2004 annual meeting of shareholders.
Trustee of 14 Funds in Fund Complex;
Trustee of no funds outside of Fund Complex

Principal Occupation(s) During Past 5 Years: President, H Kertess & Co.; Trustee of fourteen closed-end management investment companies affiliated with Allianz Dresdner Asset Management of America L.P. Formerly, Managing Director, Royal Bank of Canada Capital Markets.


36 PIMCO Municipal Income Funds III Annual Report  9.30.03

PIMCO MUNICIPAL INCOME FUNDS III PRIVACY POLICY
--------------------------------------------------------------------------------
OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former client's personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.


OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.


RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.


SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.


SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.


IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

                      9.30.03  PIMCO Municipal Income Funds III Annual Report 37

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38 PIMCO Municipal Income Funds III Annual Report  9.30.03

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                       9.30.03 PIMCO Municipal Income Funds III Annual Report 39

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40 PIMCO Municipal Income Funds III Annual Report  9.30.03

TRUSTEES AND PRINCIPAL OFFICERS
Stephen J. Treadway
  Chairman
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Executive Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer


INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710

ITEM 2. CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to this registrant

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Exhibit 99.a -- Code of Ethics

(b) Exhibit 99.Cert -- Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(c) Exhibit 99.906 Cert -- Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund III


By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer


Date: December 3, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer



Date: December 3, 2003


By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer



Date: December 3, 2003